Oct. 01, 2018
T. Rowe Price New Income Fund

Supplement to Summary Prospectus and Prospectus Dated October 1, 2018, as supplemented

On page 2, the first sentence under “Principal Investment Strategies” is replaced with the following:

The fund will invest at least 80% of its net assets in income-producing securities, which may include, but are not limited to, U.S. government and agency obligations, mortgage- and asset-backed securities (including commercial mortgage- backed securities), corporate bonds, foreign bonds, and Treasury inflation protected securities.